SUBORDINATED DEBENTURES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUBORDINATED DEBENTURES [Abstract]
Trust preferred securities	$ 47,700,000	$ 38,200,000
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	50,175,000	50,175,000
Summary of subordinated debentures and trust preferred securities [Abstract]
Maximum number of common shares to issue in exchange offer (in shares)			18,000,000
Exchange Offer expired date			Jun. 22, 2010
Accrued and unpaid interest	6,600,000	4,400,000
Gain on extinguishment of debt	0	0	18,066,000
Financing fees paid for dealer-manager fees, legal fees, accounting fees and other related costs	1,000,000
Capitalized issue costs	1,200,000
Maximum period within which issuance costs have been capitalized and amortized on straight line basis	30 years
IBC Capital Finance II [Member]
Summary of information regarding subordinated debentures [Abstract]
Issue Date	Mar. 31, 2003	Mar. 31, 2003
Summary of subordinated debentures and trust preferred securities [Abstract]
Maturity Date	Mar. 31, 2033
Fixed interest rate (in hundredths)	8.25%
First Permitted Redemption Date	Mar. 31, 2008
Accrued and unpaid interest	2,300,000
IBC Capital Finance III [Member]
Summary of information regarding subordinated debentures [Abstract]
Issue Date	May 30, 2007	May 30, 2007
Summary of subordinated debentures and trust preferred securities [Abstract]
Maturity Date	Jul. 30, 2037
Interest Rate	3 month LIBOR plus 1.60%
Interest Rate Spread (in hundredths)	1.60%
First Permitted Redemption Date	Jul. 30, 2012
IBC Capital Finance IV [Member]
Summary of information regarding subordinated debentures [Abstract]
Issue Date	Sep. 30, 2007	Sep. 30, 2007
Summary of subordinated debentures and trust preferred securities [Abstract]
Maturity Date	Sep. 15, 2037
Interest Rate	3 month LIBOR plus 2.85%
Interest Rate Spread (in hundredths)	2.85%
First Permitted Redemption Date	Sep. 15, 2012
Midwest Guaranty Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Issue Date	Nov. 30, 2002	Nov. 30, 2002
Summary of subordinated debentures and trust preferred securities [Abstract]
Maturity Date	Nov. 07, 2032
Interest Rate	3 month LIBOR plus 3.45%
Interest Rate Spread (in hundredths)	3.45%
First Permitted Redemption Date	Nov. 07, 2007
Subordinated Debentures Subject to Mandatory Redemption [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	50,175,000	50,175,000
Subordinated Debentures Subject to Mandatory Redemption [Member] | IBC Capital Finance II [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	9,452,000	9,452,000
Subordinated Debentures Subject to Mandatory Redemption [Member] | IBC Capital Finance III [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	12,372,000	12,372,000
Subordinated Debentures Subject to Mandatory Redemption [Member] | IBC Capital Finance IV [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	20,619,000	20,619,000
Subordinated Debentures Subject to Mandatory Redemption [Member] | Midwest Guaranty Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	7,732,000	7,732,000
Trust Preferred Securities Subject to Mandatory Redemption [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued	48,668,000	48,668,000
Summary of subordinated debentures and trust preferred securities [Abstract]
Maximum number of common shares to issue in exchange offer (in shares)			1,657,255
Preferred securities liquidation amount			41,400,000
Trust Preferred Securities Subject to Mandatory Redemption [Member] | IBC Capital Finance II [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued	9,168,000	9,168,000
Summary of subordinated debentures and trust preferred securities [Abstract]
Number of common stock, issued (in shares)	5,109,125
Share price (in dollars per share)	$ 4.60
Trust Preferred Securities Subject to Mandatory Redemption [Member] | IBC Capital Finance III [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued	12,000,000	12,000,000
Trust Preferred Securities Subject to Mandatory Redemption [Member] | IBC Capital Finance IV [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued	20,000,000	20,000,000
Trust Preferred Securities Subject to Mandatory Redemption [Member] | Midwest Guaranty Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued	7,500,000	7,500,000
Common Stock Subject to Mandatory Redemption [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued	1,507,000	1,507,000
Common Stock Subject to Mandatory Redemption [Member] | IBC Capital Finance II [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued	284,000	284,000
Common Stock Subject to Mandatory Redemption [Member] | IBC Capital Finance III [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued	372,000	372,000
Common Stock Subject to Mandatory Redemption [Member] | IBC Capital Finance IV [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued	619,000	619,000
Common Stock Subject to Mandatory Redemption [Member] | Midwest Guaranty Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued	$ 232,000	$ 232,000